Restatement Previous Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues	$ 52,151	$ 21,444	$ 5,903
Cost of revenues	29,654	13,968	4,785
Gross profit	22,497	7,476	1,118
Sales and marketing expenses	3,305	3,064	665
General and administrative expenses	1,317	469	419
Operating income	17,875	3,943	34
Finance expenses (income), net	99	(269)	371
Income before income tax	17,776	4,212	(337)
Income tax expenses	3,023	1,090	(57)
Net and comprehensive income	$ 14,753	3,122	(280)
Previously reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues		22,134	5,588
Cost of revenues		14,654	4,455
Gross profit		7,480	1,133
Sales and marketing expenses		2,387	665
General and administrative expenses		469	419
Operating income		4,624	49
Finance expenses (income), net		(269)	371
Income before income tax		4,893	(322)
Income tax expenses		1,260	(53)
Net and comprehensive income		3,633	(269)
Adjustments [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues		(690)	315
Cost of revenues		(686)	330
Gross profit		(4)	$ (15)
Sales and marketing expenses		$ 677
General and administrative expenses
Operating income		$ (681)	$ (15)
Finance expenses (income), net
Income before income tax		$ (681)	$ (15)
Income tax expenses		(170)	(4)
Net and comprehensive income		$ (511)	$ (11)